Pension and Postretirement Benefits (Net Assets Available For Benefits) (Details) - Pension Benefit [Member] - USD ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Plan assets recognized in the consolidated financial statements	$ 45,463	[1]	$ 42,610	[1]	$ 42,195
Preferred equity interest in Mobility	9,155		8,477
Net assets available for benefits	$ 54,618		$ 51,087

[1]
Net assets available for pension benefits were $54,618 at December 31, 2017 and $51,087 at December 31, 2016 and include the preferred equity interest in AT&T Mobility II LLC discussed below, which was valued at $9,155 and $8,477, respectively.